Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2017	2016	2015
Risk fee rate	1.11%	0.99%	0.77%
Expected life (years)	5	5	5
Volatility	154%	68%	80%
Expected Dividend	$-	$-	$-
Expected forfeiture rate	0%	0%	0%
Exercise price	$1.64	$0.60	$0.36
Grant date fair value	$1.54	$0.70	$0.23

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
		Average
	Number of Options	Exercise Price
Outstanding, January 1, 2017	1,417,000	$2.89
Granted	75,000	1.64
Expired	(77,000)	0.65
Cancelled	(15,000)	0.99
Outstanding, December 31 2017	1,400,000	$2.04
Exercisable, December 31, 2017	1,400,000	$2.04

Outstanding, January 1, 2016	484,000	$7.10
Granted	1,025,000	0.60
Cancelled	(92,000)	5.51
Outstanding, December 31, 2016	1,417,000	$2.89
Exercisable, December 31, 2016	1,412,000	$1.43

Outstanding, January 1, 2015	489,000	$6.70
Granted	15,000	$3.60
Cancelled	(20,000)	$9.70
Outstanding, December 31, 2015	484,000	$7.10
Exercisable, December 31, 2015	455,500	$7.10

Disclosure of detailed information about change in the fair value of warrants [Table Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
Warrants denominated in a foreign currency, opening balance	$-	$-	$3,633
Change in fair value of warrants	-	-	(3,633)
Warrants denominated in a foreign currency, closing balance	$-	$-	$-

Disclosure of detailed information about warrants outstanding [Table Text Block]
		Weighted
	Warrants	Average
	Outstanding	Exercise
		Price	Expiry
May 9, 2014	309,983	$5.00	May 9, 2018	**
May 21, 2014	60,200	$5.00	May 21, 2018	*
June 16, 2014	66,600	$5.00	June 16, 2018	**
June 25, 2015	657,509	$5.10	June 25, 2018
February 25, 2016	111,362	$4.00	February 25, 2018
October 28, 2016	7,786,181	$0.85	October 28,2018
October 28, 2016	316,091	$0.85	October 28,2018
December 28, 2016	719,368	$1.10	December 28, 2018
February 24, 2017	2,721,604	$2.00	February 24, 2020
Outstanding, December 31, 2017	12,748,898	$1.50

Disclosure of detailed information about warrants, activity [Table Text Block]
	Warrants	Weighted Average
	Outstanding	Exercise Price
Outstanding, January 1, 2016	1,650,315	$6.50
Issued	9,370,120	0.87
Exercised	(111,362)	(2.20)
Expired	(60,634)	(6.55)
Outstanding, December 31, 2016	10,848,439	$1.65
Issued	2,721,604	2.00
Exercised	(437,118)	0.85
Expired	(384,027)	0.45
Outstanding, December 31, 2017	12,748,898	$1.50

Agent's Options [Member]
Statement [Line Items]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
		Weighted	Expiry
	Agent’s	Average
	Options	Exercise
Date of issuance	Outstanding	Price
June 25, 2015	30,607	$3.10	June 25,2017
November 20, 2015	13,912	$3.10	November 20,2017
December 23, 2015	952	$3.10	December 23,2017
Outstanding, December 31, 2016	45,471	$3.10

Warrants denominated in a foreign currency [Member]
Statement [Line Items]
Disclosure of detailed information about warrants, activity [Table Text Block]
			Weighted
	Warrants		Average
	Outstanding		Exercise Price
Outstanding, January 1, 2015	25,000	$	US 20.00
Exercised	-		-
Expired	-		-
Outstanding, December 31, 2015	25,000	$	US 20.00
Exercised	-		-
Expired	(25,000)		US 20.00
Outstanding, December 31, 2016 and 2017	-		$-